Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Securities available-for-sale, at estimated fair value	$ 816,496	$ 1,385,328	$ 983,715
ESOP loan receivable	11,374,012	10,306,786	8,794,211
Other assets	32,957	8,837	20,749
Total Assets	13,807,387	12,722,574	10,701,585
Total liabilities	12,680,739	11,655,757	9,734,145
Total stockholders' equity	1,126,648	1,066,817	967,440
Total liabilities and stockholders' equity	13,807,387	12,722,574	10,701,585
Parent Company [Member]
Cash and due from bank		7,104	9,710
Securities available-for-sale, at estimated fair value		3,611	1,965
Investment in subsidiary		987,596	882,552
ESOP loan receivable		34,592	35,656
Other assets		39,528	37,619
Total Assets		1,072,431	967,502
Total liabilities		5,615	62
Total stockholders' equity		1,066,816	967,440
Total liabilities and stockholders' equity		$ 1,072,431	$ 967,502